Long Term Debt and Notes Payable (Details Textual) (USD $)	1 Months Ended				9 Months Ended		12 Months Ended					1 Months Ended		1 Months Ended		0 Months Ended	12 Months Ended			1 Months Ended	2 Months Ended	12 Months Ended
	Aug. 22, 2013 Investor	Aug. 28, 2013	Aug. 22, 2013 Investor	Jul. 31, 2010	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jul. 15, 2012	May 31, 2012	Feb. 10, 2012	Sep. 30, 2011 Bridge Loan One [Member]	Sep. 13, 2011 Bridge Loan One [Member]	Oct. 31, 2011 Bridge Loan Two [Member]	Oct. 21, 2011 Bridge Loan Two [Member]	Sep. 19, 2013 Term Loan [Member]	Dec. 31, 2012 Term Loan [Member]	Sep. 30, 2013 Term Loan [Member]	Feb. 28, 2013 Term Loan [Member]	Dec. 31, 2012 Loan Agreements [Member]	Feb. 28, 2013 Loan Agreements [Member]	Dec. 31, 2012 Loan Agreements [Member]	Sep. 19, 2013 Line of Credit [Member]
Long Term Debt and Notes Payable (Textual)
Amount received under loan facility																						$ 815,000
Principal amount of notes payable					1,063,333		815,000						150,000		250,000
Debt interest rate													12.00%		12.00%		6.75%		12.00%	12.00%	12.00%	12.00%
Debt maturity date												Dec. 31, 2014
Conversion of convertible debt, shares			1,608,333											1,343,749							1,220,000
Conversion of convertible debt amount	402,083	514,666	402,083			300,000	300,000
Conversion price	$ 0.25	$ 0.32	$ 0.25						$ 0.10	$ 0.10	$ 0.19				$ 0.19
Conversion Price, description														Conversion price of $0.19 per share which is equal to a discount of 25% of to the Purchase Price.
Payments of principal and interest (Monthly)																3,200	2,700
Maturity period of term loan																4 years	5 years
Term loan, balances due																20,697	39,000	154,030					133,334
Received promissory note					496,215		476,308													815,000	1,220,000	815,000
Shares issued as loan fee					679,353		343,500													343,500	679,500	343,500
Stock issued to lenders in lieu of loan fees																				2,375,000	5,575,000	2,375,000
Fair value of stock																				$ 0.28	$ 0.28	$ 0.28
Accrued interest							4,524													4,524		4,524
Principal and interest payable period																				26 months	26 months
Number Of Investors	5		5
Unamortized discount	128,452		128,452							300,000									425,634	338,692	425,634	338,692
Term loan interest rate terms																The new consolidated term loan matures in four years and incurs interest at a rate per year equal to the bank's prime rate plus 3.5
Mortgage loan, face amount related to certain real estate				192,500
Mortgage loans on real estate, Maturity Date				Jul. 31, 2020
Balloon principal payment				129,000
Mortgage loan fixed interest rate				6.625%
Maturity loan related to certain real estate Interest rate description				Interest is fixed at 6.625% for the first five years of the loan, and converts to an adjustable rate for the second five years at the Federal Funds Rate plus 3.25%, as established by the United State Federal Reserve.
Balance under mortgage loan					176,500		180,000
Mortgage loans on real estate periodic payment (Monthly)				$ 1,500
Promissory note duration							5 years